Taxes on Income (Schedule of Income Tax Expense Included in the Statement of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Taxes on Income [Abstract]
Current taxes	$ 1,218		$ 2,192		$ 1,661
Taxes in respect to previous years	(609)				67
Deferred taxes	678		692		250
Income tax expense	$ 1,287	[1]	$ 2,884	[1]	$ 1,978	[1]

[1]	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US, UK, Luxembourg and Cyprus subsidiaries that are calculated based on relevant local tax laws.